UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

48414-1114                                   (C)2014, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                     Security                    Market Value (000)
----------------                                     --------                    ------------------
                COMMON STOCKS (97.0%)

                CONSUMER DISCRETIONARY (11.3%)
                ------------------------------
                ADVERTISING (0.1%)
    111,646     Interpublic Group of Companies, Inc.                                   $      2,045
     66,367     Omnicom Group, Inc.                                                           4,570
                                                                                       ------------
                                                                                              6,615
                                                                                       ------------
                APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
     73,075     Coach, Inc.                                                                   2,602
     12,560     Fossil Group, Inc. *                                                          1,179
     54,023     Michael Kors Holding LTD *                                                    3,857
     21,969     PVH Corp.                                                                     2,661
     15,651     Ralph Lauren Corp.                                                            2,578
     43,193     Under Armour, Inc. ''A'' *                                                    2,985
     90,803     VF Corp.                                                                      5,996
                                                                                       ------------
                                                                                             21,858
                                                                                       ------------
                APPAREL RETAIL (0.5%)
     72,750     Gap, Inc.                                                                     3,033
     64,937     L Brands, Inc.                                                                4,350
     55,835     Ross Stores, Inc.                                                             4,220
    182,768     TJX Companies, Inc.                                                          10,814
     27,043     Urban Outfitters, Inc. *                                                        992
                                                                                       ------------
                                                                                             23,409
                                                                                       ------------
                AUTO PARTS & EQUIPMENT (0.3%)
     60,754     BorgWarner, Inc.                                                              3,196
     79,146     Delphi Automotive plc                                                         4,855
    175,791     Johnson Controls, Inc.                                                        7,735
                                                                                       ------------
                                                                                             15,786
                                                                                       ------------
                AUTOMOBILE MANUFACTURERS (0.5%)
  1,025,993     Ford Motor Co.                                                               15,174
    356,535     General Motors Co.                                                           11,388
                                                                                       ------------
                                                                                             26,562
                                                                                       ------------
                AUTOMOTIVE RETAIL (0.2%)
     20,833     AutoNation, Inc. *                                                            1,048
      8,498     AutoZone, Inc. *                                                              4,331
     58,822     CarMax, Inc. *                                                                2,732
     26,968     O'Reilly Automotive, Inc. *                                                   4,055
                                                                                       ------------
                                                                                             12,166
                                                                                       ------------
                BROADCASTING (0.3%)
    128,884     CBS Corp. ''B''                                                               6,895
     39,057     Discovery Communications, Inc. ''A'' *                                        1,477
     72,217     Discovery Communications, Inc. ''C'' *                                        2,692
     26,459     Scripps Networks Interactive ''A''                                            2,066
                                                                                       ------------
                                                                                             13,130
                                                                                       ------------
                CABLE & SATELLITE (1.3%)
     56,858     Cablevision Systems Corp. ''A''                                                 996
    684,785     Comcast Corp. ''A''                                                          36,828
    132,928     DIRECTV *                                                                    11,501
     73,679     Time Warner Cable, Inc.                                                      10,572
                                                                                       ------------
                                                                                             59,897
                                                                                       ------------

                CASINOS & GAMING (0.1%)
     21,311     Wynn Resorts Ltd.                                                             3,987
                                                                                       ------------
                COMPUTER & ELECTRONICS RETAIL (0.1%)
     76,868     Best Buy Co., Inc.                                                            2,582
     30,631     GameStop Corp. ''A''                                                          1,262
                                                                                       ------------
                                                                                              3,844
                                                                                       ------------
                CONSUMER ELECTRONICS (0.1%)
     32,552     Garmin Ltd.                                                                   1,692
     18,195     Harman International Industries, Inc.                                         1,784
                                                                                       ------------
                                                                                              3,476
                                                                                       ------------
                DEPARTMENT STORES (0.2%)
     54,765     Kohl's Corp.                                                                  3,342
     92,892     Macy's, Inc.                                                                  5,405
     36,890     Nordstrom, Inc.                                                               2,522
                                                                                       ------------
                                                                                             11,269
                                                                                       ------------
                DISTRIBUTORS (0.1%)
     40,539     Genuine Parts Co.                                                             3,556
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
                FOOTWEAR (0.3%)
    186,510     NIKE, Inc. ''B''                                                       $     16,637
                                                                                       ------------
                GENERAL MERCHANDISE STORES (0.4%)
     80,227     Dollar General Corp. *                                                        4,902
     54,676     Dollar Tree, Inc. *                                                           3,066
     25,257     Family Dollar Stores, Inc.                                                    1,951
    167,564     Target Corp.                                                                 10,503
                                                                                       ------------
                                                                                             20,422
                                                                                       ------------
                HOME FURNISHINGS (0.1%)
     36,192     Leggett & Platt, Inc.                                                         1,264
     16,029     Mohawk Industries, Inc. *                                                     2,161
                                                                                       ------------
                                                                                              3,425
                                                                                       ------------
                HOME IMPROVEMENT RETAIL (1.0%)
    356,291     Home Depot, Inc.                                                             32,686
    261,005     Lowe's Companies, Inc.                                                       13,813
                                                                                       ------------
                                                                                             46,499
                                                                                       ------------
                HOMEBUILDING (0.1%)
     84,816     D.R. Horton, Inc.                                                             1,741
     46,249     Lennar Corp. ''A''                                                            1,796
     90,954     Pulte Group, Inc.                                                             1,606
                                                                                       ------------
                                                                                              5,143
                                                                                       ------------
                HOMEFURNISHING RETAIL (0.1%)
     53,987     Bed Bath & Beyond, Inc. *                                                     3,554
                                                                                       ------------
                HOTELS, RESORTS & CRUISE LINES (0.3%)
    119,530     Carnival Corp.                                                                4,801
     58,099     Marriott International, Inc. ''A''                                            4,061
     50,674     Starwood Hotels & Resorts Worldwide, Inc.                                     4,217
     33,709     Wyndham Worldwide Corp.                                                       2,739
                                                                                       ------------
                                                                                             15,818
                                                                                       ------------
                HOUSEHOLD APPLIANCES (0.1%)
     20,465     Whirlpool Corp.                                                               2,981
                                                                                       ------------
                HOUSEWARES & SPECIALTIES (0.0%)
     73,431     Newell Rubbermaid, Inc.                                                       2,527
                                                                                       ------------
                INTERNET RETAIL (1.3%)
    100,237     Amazon.com, Inc. *                                                           32,320
     27,033     Expedia, Inc.                                                                 2,369
     15,854     Netflix, Inc. *                                                               7,153
     13,866     Priceline.com, Inc. *                                                        16,065
     29,330     TripAdvisor, Inc. *                                                           2,681
                                                                                       ------------
                                                                                             60,588
                                                                                       ------------
                LEISURE PRODUCTS (0.1%)
     30,745     Hasbro, Inc.                                                                  1,691
     89,577     Mattel, Inc.                                                                  2,745
                                                                                       ------------
                                                                                              4,436
                                                                                       ------------
                MOTORCYCLE MANUFACTURERS (0.1%)
     57,709     Harley-Davidson, Inc.                                                         3,359
                                                                                       ------------
                MOVIES & ENTERTAINMENT (1.6%)
    226,166     Time Warner, Inc.                                                            17,010
    498,275     Twenty-First Centry Fox, Inc.                                                17,086
    100,630     Viacom, Inc. ''B''                                                            7,742
    417,860     Walt Disney Co.                                                              37,202
                                                                                       ------------
                                                                                             79,040
                                                                                       ------------
                PUBLISHING (0.1%)
     59,525     Gannett Co., Inc.                                                             1,766
    133,320     News Corp. ''A'' *                                                            2,180
                                                                                       ------------
                                                                                              3,946
                                                                                       ------------
                RESTAURANTS (1.2%)
      8,256     Chipotle Mexican Grill, Inc. *                                                5,503
     35,370     Darden Restaurants, Inc.                                                      1,820
    259,693     McDonald's Corp.                                                             24,622
    198,962     Starbucks Corp.                                                              15,014
    116,545     Yum! Brands, Inc.                                                             8,389
                                                                                       ------------
                                                                                             55,348
                                                                                       ------------
                SPECIALIZED CONSUMER SERVICES (0.0%)
     72,551     H&R Block, Inc.                                                               2,250
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                    Market Value (000)
----------------                                      --------                    ------------------
                SPECIALTY STORES (0.2%)
     26,258     PetSmart, Inc.                                                         $      1,840
    170,546     Staples, Inc.                                                                 2,064
     29,460     Tiffany & Co.                                                                 2,837
     36,597     Tractor Supply Company                                                        2,251
                                                                                       ------------
                                                                                              8,992
                                                                                       ------------
                TIRES & RUBBER (0.0%)
     72,558     Goodyear Tire & Rubber Co.                                                    1,638
                                                                                       ------------
                Total Consumer Discretionary                                                542,158
                                                                                       ------------
                CONSUMER STAPLES (9.3%)
                -----------------------
                AGRICULTURAL PRODUCTS (0.2%)
    170,103     Archer-Daniels-Midland Co.                                                    8,692
                                                                                       ------------
                BREWERS (0.1%)
     42,341     Molson Coors Brewing Co. ''B''                                                3,152
                                                                                       ------------
                DISTILLERS & VINTNERS (0.1%)
     41,457     Brown-Forman Corp. ''B''                                                      3,740
     44,641     Constellation Brands, Inc. ''A'' *                                            3,891
                                                                                       ------------
                                                                                              7,631
                                                                                       ------------
                DRUG RETAIL (0.8%)
    306,478     CVS Caremark Corp.                                                           24,392
    232,204     Walgreen Co.                                                                 13,763
                                                                                       ------------
                                                                                             38,155
                                                                                       ------------
                FOOD DISTRIBUTORS (0.1%)
    155,325     Sysco Corp.                                                                   5,895
                                                                                       ------------
                FOOD RETAIL (0.3%)
    129,319     Kroger Co.                                                                    6,724
     60,607     Safeway, Inc.                                                                 2,079
     96,690     Whole Foods Market, Inc.                                                      3,685
                                                                                       ------------
                                                                                             12,488
                                                                                       ------------
                HOUSEHOLD PRODUCTS (1.9%)
     34,215     Clorox Co.                                                                    3,286
    226,359     Colgate-Palmolive Co.                                                        14,763
     99,464     Kimberly-Clark Corp.                                                         10,700
    717,293     Procter & Gamble Co. (f)                                                     60,066
                                                                                       ------------
                                                                                             88,815
                                                                                       ------------
                HYPERMARKETS & SUPER CENTERS (1.0%)
    115,746     Costco Wholesale Corp.                                                       14,505
    417,887     Wal-Mart Stores, Inc. (f)                                                    31,956
                                                                                       ------------
                                                                                             46,461
                                                                                       ------------
                PACKAGED FOODS & MEAT (1.4%)
     47,851     Campbell Soup Co.                                                             2,045
    111,983     ConAgra Foods, Inc.                                                           3,700
    162,334     General Mills, Inc.                                                           8,190
     39,508     Hershey Co.                                                                   3,770
     35,685     Hormel Foods Corp.                                                            1,834
     27,245     J.M. Smucker Co.                                                              2,697
     67,530     Kellogg Co.                                                                   4,160
     32,211     Keurig Green Mountain, Inc.                                                   4,191
    157,057     Kraft Foods Group, Inc. ''A''                                                 8,858
     34,631     McCormick & Co., Inc.                                                         2,317
     53,603     Mead Johnson Nutrition Co.                                                    5,158
    447,816     Mondelez International Inc. "A"                                              15,344
     77,762     Tyson Foods, Inc. ''A''                                                       3,061
                                                                                       ------------
                                                                                             65,325
                                                                                       ------------
                PERSONAL PRODUCTS (0.1%)
    114,371     Avon Products, Inc.                                                           1,441
     59,391     Estee Lauder Companies, Inc. ''A''                                            4,438
                                                                                       ------------
                                                                                              5,879
                                                                                       ------------
                SOFT DRINKS (1.9%)
  1,044,249     Coca-Cola Co.                                                                44,548
     58,207     Coca-Cola Enterprises, Inc.                                                   2,582
     51,961     DR PEPPER SNAPPLE GROUP, INC.                                                 3,342
     37,998     Monster Beverage Corp. *                                                      3,483
    398,533     PepsiCo, Inc.                                                                37,099
                                                                                       ------------
                                                                                             91,054
                                                                                       ------------

                TOBACCO (1.4%)
    524,806     Altria Group, Inc.                                                           24,110
     96,118     Lorillard, Inc.                                                               5,758

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
    413,270     Philip Morris International, Inc.                                      $     34,467
     80,101     Reynolds American, Inc.                                                       4,726
                                                                                       ------------
                                                                                             69,061
                                                                                       ------------
                Total Consumer Staples                                                      442,608
                                                                                       ------------
                ENERGY (9.4%)
                -------------
                COAL & CONSUMABLE FUELS (0.0%)
     60,352     CONSOL Energy, Inc.                                                           2,285
                                                                                       ------------
                INTEGRATED OIL & GAS (4.0%)
    502,233     Chevron Corp.                                                                59,927
  1,128,571     Exxon Mobil Corp. (f)                                                       106,142
     69,868     Hess Corp.                                                                    6,590
    206,273     Occidental Petroleum Corp.                                                   19,833
                                                                                       ------------
                                                                                            192,492
                                                                                       ------------
                OIL & GAS DRILLING (0.3%)
     18,071     Diamond Offshore Drilling, Inc.                                                 619
     62,162     Ensco plc ''A''                                                               2,568
     28,778     Helmerich & Payne, Inc.                                                       2,816
     78,641     Nabors Industries Ltd.                                                        1,790
     67,047     Noble Corporation PLC                                                         1,490
     90,263     Transocean, Ltd.                                                              2,886
                                                                                       ------------
                                                                                             12,169
                                                                                       ------------
                OIL & GAS EQUIPMENT & SERVICES (1.5%)
    115,126     Baker Hughes, Inc.                                                            7,490
     53,757     Cameron International Corp. *                                                 3,568
     62,237     FMC Technologies, Inc. *                                                      3,380
    225,558     Halliburton Co.                                                              14,551
    113,512     National Oilwell Varco, Inc.                                                  8,638
    342,776     Schlumberger Ltd.                                                            34,857
                                                                                       ------------
                                                                                             72,484
                                                                                       ------------
                OIL & GAS EXPLORATION & PRODUCTION (2.4%)
    133,570     Anadarko Petroleum Corp.                                                     13,549
    100,502     Apache Corp.                                                                  9,434
    110,894     Cabot Oil & Gas Corp.                                                         3,625
    139,023     Chesapeake Energy Corp.                                                       3,196
     23,033     Cimarex Energy Co. (f)                                                        2,914
    324,719     ConocoPhillips                                                               24,848
     91,819     Denbury Resources, Inc.                                                       1,380
    101,481     Devon Energy Corp.                                                            6,919
    144,549     EOG Resources, Inc.                                                          14,313
     40,165     EQT Corp.                                                                     3,677
    178,924     Marathon Oil Corp.                                                            6,726
     44,574     Murphy Oil Corp.                                                              2,537
     36,135     Newfield Exploration Co. *                                                    1,340
     94,762     Noble Energy, Inc.                                                            6,478
     37,842     Pioneer Natural Resources Co.                                                 7,454
     43,614     QEP Resources, Inc.                                                           1,342
     44,646     Range Resources Corp.                                                         3,027
     92,918     Southwestern Energy Co. *                                                     3,248
                                                                                       ------------
                                                                                            116,007
                                                                                       ------------
                OIL & GAS REFINING & MARKETING (0.6%)
     74,649     Marathon Petroleum Corp.                                                      6,320
    147,929     Phillips 66                                                                  12,028
     34,012     Tesoro Corp.                                                                  2,074
    141,143     Valero Energy Corp.                                                           6,531
                                                                                       ------------
                                                                                             26,953
                                                                                       ------------
                OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    173,445     Kinder Morgan, Inc.                                                           6,650
     54,755     ONEOK, Inc.                                                                   3,589
    177,720     Spectra Energy Corp.                                                          6,977
    177,988     Williams Companies, Inc.                                                      9,852
                                                                                       ------------
                                                                                             27,068
                                                                                       ------------
                Total Energy                                                                449,458
                                                                                       ------------

                FINANCIALS (15.8%)
                ------------------
                ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
     14,622     Affiliated Managers Group, Inc. *                                             2,930
     49,180     Ameriprise Financial, Inc.                                                    6,068
    298,218     Bank of New York Mellon Corp., Inc.                                          11,550
     33,561     BlackRock, Inc.                                                              11,019
    103,863     Franklin Resources, Inc.                                                      5,672
    114,125     Invesco Ltd.                                                                  4,506
     26,976     Legg Mason, Inc.                                                              1,380

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
     56,079     Northern Trust Corp. (c)                                               $      3,815
    111,714     State Street Corp.                                                            8,223
     69,750     T. Rowe Price Group, Inc.                                                     5,468
                                                                                       ------------
                                                                                             60,631
                                                                                       ------------
                CONSUMER FINANCE (0.9%)
    237,933     American Express Co.                                                         20,829
    148,229     Capital One Financial Corp.                                                  12,098
    123,157     Discover Financial Services                                                   7,930
    112,886     Navient Corp.                                                                 1,999
                                                                                       ------------
                                                                                             42,856
                                                                                       ------------
                DIVERSIFIED BANKS (5.0%)
  2,782,007     Bank of America Corp. (f)                                                    47,433
    803,352     Citigroup, Inc.                                                              41,630
     47,971     Comerica, Inc.                                                                2,392
    995,134     JPMorgan Chase & Co.                                                         59,947
    476,282     U.S. Bancorp                                                                 19,923
  1,256,904     Wells Fargo & Co.                                                            65,195
                                                                                       ------------
                                                                                            236,520
                                                                                       ------------
                HEALTH CARE REITs (0.3%)
    120,819     HCP, Inc.                                                                     4,798
     87,223     Health Care REIT, Inc.                                                        5,440
     77,510     Ventas, Inc.                                                                  4,802
                                                                                       ------------
                                                                                             15,040
                                                                                       ------------
                HOTEL & RESORT REITs (0.1%)
    200,791     Host Hotels & Resorts, Inc.                                                   4,283
                                                                                       ------------

                INSURANCE BROKERS (0.3%)
     76,730     Aon plc                                                                       6,727
    142,721     Marsh & McLennan Companies, Inc.                                              7,470
                                                                                       ------------
                                                                                             14,197
                                                                                       ------------
                INVESTMENT BANKING & BROKERAGE (0.9%)
    303,776     Charles Schwab Corp.                                                          8,928
     75,452     E*TRADE Financial Corp. *                                                     1,704
    108,518     Goldman Sachs Group, Inc.                                                    19,921
    405,496     Morgan Stanley                                                               14,018
                                                                                       ------------
                                                                                             44,571
                                                                                       ------------
                LIFE & HEALTH INSURANCE (1.0%)
    120,007     AFLAC, Inc.                                                                   6,991
     69,433     Lincoln National Corp.                                                        3,720
    297,680     MetLife, Inc.                                                                15,991
     72,277     Principal Financial Group, Inc.                                               3,792
    122,450     Prudential Financial, Inc.                                                   10,768
     35,245     Torchmark Corp.                                                               1,846
     68,237     Unum Group                                                                    2,346
                                                                                       ------------
                                                                                             45,454
                                                                                       ------------
                MULTI-LINE INSURANCE (0.6%)
    377,370     American International Group, Inc.                                           20,386
     13,675     American International Group, Inc. *                                             --
     19,028     Assurant, Inc.                                                                1,223
    130,199     Genworth Financial, Inc. ''A'' *                                              1,706
    119,109     Hartford Financial Services Group, Inc.                                       4,437
     80,274     Loews Corp.                                                                   3,344
                                                                                       ------------
                                                                                             31,096
                                                                                       ------------
                MULTI-SECTOR HOLDINGS (1.4%)
    482,320     Berkshire Hathaway, Inc. ''B'' *                                             66,628
     84,120     Leucadia National Corp.                                                       2,005
                                                                                       ------------
                                                                                             68,633
                                                                                       ------------
                PROPERTY & CASUALTY INSURANCE (0.8%)
     87,959     ACE Ltd.                                                                      9,224
    114,839     Allstate Corp.                                                                7,048
     63,019     Chubb Corp.                                                                   5,740
     39,025     Cincinnati Financial Corp.                                                    1,836
    143,860     Progressive Corp.                                                             3,637
     89,628     Travelers Companies, Inc.                                                     8,419
     71,153     XL Group plc                                                                  2,360
                                                                                       ------------
                                                                                             38,264
                                                                                       ------------
                REAL ESTATE SERVICES (0.0%)
     73,098     CBRE Group, Inc. *                                                            2,174
                                                                                       ------------
                REGIONAL BANKS (0.9%)
    190,242     BB&T Corp.                                                                    7,079
    216,882     Fifth Third Bancorp                                                           4,342
    218,891     Huntington Bancshares, Inc.                                                   2,130

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
    234,050     KeyCorp                                                                $      3,120
     34,913     M&T Bank Corp.                                                                4,305
    143,071     PNC Financial Services Group, Inc.                                           12,244
    365,279     Regions Financial Corp.                                                       3,667
    141,078     SunTrust Banks, Inc.                                                          5,365
     53,410     Zions Bancorp                                                                 1,552
                                                                                       ------------
                                                                                             43,804
                                                                                       ------------
                REITs - DIVERSIFIED (0.1%)
     46,243     Vornado Realty Trust                                                          4,622
                                                                                       ------------
                REITs - INDUSTRIAL (0.1%)
    131,637     Prologis, Inc.                                                                4,963
                                                                                       ------------
                REITs - OFFICE (0.1%)
     40,611     Boston Properties, Inc.                                                       4,701
                                                                                       ------------

                REITs - RESIDENTIAL (0.3%)
     37,983     Apartment Investment & Management Co. ''A''                                   1,208
     34,913     AvalonBay Communities, Inc.                                                   4,922
     96,156     Equity Residential Properties Trust                                           5,921
     16,564     Essex Property Trust, Inc.                                                    2,961
                                                                                       ------------
                                                                                             15,012
                                                                                       ------------
                REITs - RETAIL (0.5%)
    168,186     General Growth Properties, Inc.                                               3,961
    108,399     Kimco Realty Corp.                                                            2,375
     37,012     The Macerich Company                                                          2,362
     82,167     Simon Property Group, Inc.                                                   13,510
                                                                                       ------------
                                                                                             22,208
                                                                                       ------------
                REITs - SPECIALIZED (0.6%)
    104,678     American Tower Corp.                                                          9,801
     88,025     Crown Castle International Corp.                                              7,089
     45,313     Iron Mountain, Inc.                                                           1,479
     46,503     Plum Creek Timber Co., Inc.                                                   1,814
     38,369     Public Storage                                                                6,363
    139,232     Weyerhaeuser Co.                                                              4,436
                                                                                       ------------
                                                                                             30,982
                                                                                       ------------
                SPECIALIZED FINANCE (0.5%)
     83,785     CME Group, Inc.                                                               6,699
     29,759     Intercontinental Exchange Group, Inc. (f)                                     5,805
     72,074     McGraw-Hill Companies, Inc.                                                   6,087
     49,670     Moody's Corp.                                                                 4,694
     30,728     Nasdaq OMX Group, Inc.                                                        1,303
                                                                                       ------------
                                                                                             24,588
                                                                                       ------------
                THRIFTS & MORTGAGE FINANCE (0.1%)
    123,879     Hudson City Bancorp, Inc.                                                     1,204
     81,941     People's United Financial, Inc.                                               1,186
                                                                                       ------------
                                                                                              2,390
                                                                                       ------------
                Total Financials                                                            756,989
                                                                                       ------------
                HEALTH CARE (13.5%)
                -------------------
                BIOTECHNOLOGY (2.8%)
     52,389     Alexion Pharmaceuticals, Inc. *                                               8,687
    201,234     Amgen, Inc.                                                                  28,265
     62,259     Biogen Idec, Inc. *                                                          20,596
    211,738     Celgene Corp. *                                                              20,069
    400,019     Gilead Sciences, Inc. *                                                      42,582
     19,532     Regeneron Parmaceuticals, Inc. *                                              7,042
     62,837     Vertex Pharmaceuticals, Inc. *                                                7,057
                                                                                       ------------
                                                                                            134,298
                                                                                       ------------

                HEALTH CARE DISTRIBUTORS (0.5%)
     56,646     AmerisourceBergen Corp.                                                       4,379
     88,286     Cardinal Health, Inc.                                                         6,615
     60,982     McKesson Corp.                                                               11,871
     21,368     Patterson Companies, Inc.                                                       885
                                                                                       ------------
                                                                                             23,750
                                                                                       ------------
                HEALTH CARE EQUIPMENT (2.0%)
    397,118     Abbott Laboratories                                                          16,516
    143,678     Baxter International, Inc.                                                   10,312
     51,204     Becton, Dickinson & Co.                                                       5,828
    348,260     Boston Scientific Corp. *                                                     4,113
     20,104     C.R. Bard, Inc.                                                               2,869
     54,879     Carefusion Corp. *                                                            2,483

PORTFOLIO OF INVESTMENTS (continued)                                          7
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
    119,228     Covidien plc                                                           $     10,314
     28,184     Edwards Lifesciences Corp. *                                                  2,879
      9,507     Intuitive Surgical, Inc. *                                                    4,390
    259,176     Medtronic, Inc.                                                              16,056
     75,456     St. Jude Medical, Inc.                                                        4,537
     78,236     Stryker Corp.                                                                 6,318
     27,269     Varian Medical Systems, Inc. *                                                2,185
     44,576     Zimmer Holdings, Inc.                                                         4,482
                                                                                       ------------
                                                                                             93,282
                                                                                       ------------
                HEALTH CARE FACILITIES (0.1%)
     25,523     Tenet Healthcare Corp. *                                                      1,516
     24,164     Universal Health Services, Inc. ''B''                                         2,525
                                                                                       ------------
                                                                                              4,041
                                                                                       ------------
                HEALTH CARE SERVICES (0.5%)
     45,077     DaVita, Inc. *                                                                3,297
    197,328     Express Scripts Holding Company *                                            13,937
     22,459     Laboratory Corp. of America Holdings *                                        2,285
     38,124     Quest Diagnostics, Inc.                                                       2,314
                                                                                       ------------
                                                                                             21,833
                                                                                       ------------
                HEALTH CARE SUPPLIES (0.0%)
     37,104     DENTSPLY International, Inc.                                                  1,692
                                                                                       ------------
                HEALTH CARE TECHNOLOGY (0.1%)
     80,437     Cerner Corp. *                                                                4,791
                                                                                       ------------
                LIFE SCIENCES TOOLS & SERVICES (0.4%)
     87,774     Agilent Technologies, Inc.                                                    5,001
     29,579     PerkinElmer, Inc.                                                             1,290
    105,527     Thermo Fisher Scientific, Inc.                                               12,843
     22,433     Waters Corp. *                                                                2,223
                                                                                       ------------
                                                                                             21,357
                                                                                       ------------
                MANAGED HEALTH CARE (1.0%)
     94,526     Aetna, Inc.                                                                   7,657
     69,446     CIGNA Corp.                                                                   6,298
     41,054     Humana, Inc.                                                                  5,349
    257,256     UnitedHealth Group, Inc.                                                     22,188
     72,632     WellPoint, Inc.                                                               8,688
                                                                                       ------------
                                                                                             50,180
                                                                                       ------------
                PHARMACEUTICALS (6.1%)
    420,551     AbbVie, Inc.                                                                 24,291
     70,093     Actavis plc *                                                                16,912
     78,569     Allergan, Inc.                                                               14,000
    438,269     Bristol-Myers Squibb Co.                                                     22,431
    260,555     Eli Lilly and Co.                                                            16,897
     44,101     Hospira, Inc. *                                                               2,295
    746,278     Johnson & Johnson                                                            79,546
    763,324     Merck & Co., Inc.                                                            45,250
     29,934     Mallinckrodt plc *                                                            2,699
     98,888     Mylan, Inc. *                                                                 4,498
     35,559     Perrigo Company PLC                                                           5,341
  1,677,788     Pfizer, Inc. (f)                                                             49,612
    132,814     Zoetis, Inc.                                                                  4,907
                                                                                       ------------
                                                                                            288,679
                                                                                       ------------
                Total Health Care                                                           643,903
                                                                                       ------------
                INDUSTRIALS (9.9%)
                ------------------
                AEROSPACE & DEFENSE (2.6%)
    177,406     Boeing Co.                                                                   22,598
     83,974     General Dynamics Corp.                                                       10,672
    207,050     Honeywell International, Inc.                                                19,280
     23,013     L-3 Communications Holdings, Inc.                                             2,737
     71,357     Lockheed Martin Corp.                                                        13,043
     54,920     Northrop Grumman Corp.                                                        7,236
     38,184     Precision Castparts Corp.                                                     9,045
     81,321     Raytheon Co.                                                                  8,264
     35,757     Rockwell Collins, Inc.                                                        2,807
     74,372     Textron, Inc.                                                                 2,677
    225,024     United Technologies Corp.                                                    23,762
                                                                                       ------------
                                                                                            122,121
                                                                                       ------------
                AGRICULTURAL & FARM MACHINERY (0.2%)
     94,456     Deere & Co.                                                                   7,745
                                                                                       ------------
                AIR FREIGHT & LOGISTICS (0.7%)
     39,094     C.H. Robinson Worldwide, Inc.                                                 2,593
     51,980     Expeditors International of Washington, Inc.                                  2,109

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
     70,014     FedEx Corp.                                                            $     11,304
    186,541     United Parcel Service, Inc. ''B''                                            18,335
                                                                                       ------------
                                                                                             34,341
                                                                                       ------------
                AIRLINES (0.3%)
    221,068     Delta Air Lines, Inc.                                                         7,991
    182,404     Southwest Airlines Co.                                                        6,160
                                                                                       ------------
                                                                                             14,151
                                                                                       ------------
                BUILDING PRODUCTS (0.1%)
     26,655     Allegion Public Ltd.                                                          1,270
     94,261     Masco Corp.                                                                   2,255
                                                                                       ------------
                                                                                              3,525
                                                                                       ------------
                CONSTRUCTION & ENGINEERING (0.1%)
     42,187     Fluor Corp.                                                                   2,818
     34,851     Jacobs Engineering Group, Inc. *                                              1,701
     57,295     Quanta Services, Inc. *                                                       2,079
                                                                                       ------------
                                                                                              6,598
                                                                                       ------------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    166,520     Caterpillar, Inc.                                                            16,490
     45,265     Cummins, Inc.                                                                 5,974
     26,334     Joy Global, Inc.                                                              1,436
     94,023     PACCAR, Inc.                                                                  5,348
                                                                                       ------------
                                                                                             29,248
                                                                                       ------------
                DIVERSIFIED SUPPORT SERVICES (0.0%)
     26,613     Cintas Corp.                                                                  1,879
                                                                                       ------------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     65,146     Ametek, Inc.                                                                  3,271
    126,075     Eaton Corp. plc                                                               7,989
    183,510     Emerson Electric Co.                                                         11,484
     36,608     Rockwell Automation, Inc.                                                     4,023
                                                                                       ------------
                                                                                             26,767
                                                                                       ------------
                ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     66,116     Republic Services, Inc.                                                       2,580
     22,517     Stericycle, Inc. *                                                            2,624
    114,896     Waste Management, Inc.                                                        5,461
                                                                                       ------------
                                                                                             10,665
                                                                                       ------------
                HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     36,410     Robert Half International, Inc.                                               1,784
                                                                                       ------------
                INDUSTRIAL CONGLOMERATES (2.3%)
    171,240     3M Co.                                                                       24,261
    161,105     Danaher Corp.                                                                12,241
  2,657,524     General Electric Co.                                                         68,086
     26,447     Roper Industries, Inc.                                                        3,869
                                                                                       ------------
                                                                                            108,457
                                                                                       ------------
                INDUSTRIAL MACHINERY (0.7%)
     44,098     Dover Corp.                                                                   3,543
     36,299     Flowserve Corp.                                                               2,560
     95,928     Illinois Tool Works, Inc.                                                     8,098
     70,466     Ingersoll-Rand plc                                                            3,972
     29,042     Pall Corp.                                                                    2,431
     39,250     Parker-Hannifin Corp.                                                         4,480
     51,261     Pentair Plc                                                                   3,357
     15,311     Snap-On, Inc.                                                                 1,854
     41,088     Stanley Black & Decker, Inc.                                                  3,648
     48,611     Xylem, Inc.                                                                   1,725
                                                                                       ------------
                                                                                             35,668
                                                                                       ------------
                OFFICE SERVICES & SUPPLIES (0.0%)
     52,752     Pitney Bowes, Inc.                                                            1,318
                                                                                       ------------
                RAILROADS (1.0%)
    264,890     CSX Corp.                                                                     8,492
     29,143     Kansas City Southern                                                          3,532
     82,013     Norfolk Southern Corp.                                                        9,153
    237,273     Union Pacific Corp.                                                          25,725
                                                                                       ------------
                                                                                             46,902
                                                                                       ------------
                RESEARCH & CONSULTING SERVICES (0.2%)
      9,884     Dun & Bradstreet Corp.                                                        1,161
     32,076     Equifax, Inc.                                                                 2,398
     79,788     Nielsen Holdings N.V.                                                         3,537
                                                                                       ------------
                                                                                              7,096
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
                SECURITY & ALARM SERVICES (0.1%)
     46,109     ADT Corp.                                                              $      1,635
    116,985     Tyco International Ltd.                                                       5,214
                                                                                       ------------
                                                                                              6,849
                                                                                       ------------
                TRADING COMPANIES & DISTRIBUTORS (0.2%)
     71,850     Fastenal Co.                                                                  3,226
     25,358     United Rentals, Inc. *                                                        2,817
     16,110     W.W. Grainger, Inc.                                                           4,054
                                                                                       ------------
                                                                                             10,097
                                                                                       ------------
                TRUCKING (0.0%)
     14,097     Ryder System, Inc.                                                            1,268
                                                                                       ------------
                Total Industrials                                                           476,479
                                                                                       ------------
                INFORMATION TECHNOLOGY (19.1%)
                ------------------------------
                APPLICATION SOFTWARE (0.6%)
    124,875     Adobe Systems, Inc. *                                                         8,640
     60,683     Autodesk, Inc. *                                                              3,344
     43,138     Citrix Systems, Inc. *                                                        3,077
     75,341     Intuit, Inc.                                                                  6,604
    152,234     salesforce.com, Inc. *                                                        8,758
                                                                                       ------------
                                                                                             30,423
                                                                                       ------------
                COMMUNICATIONS EQUIPMENT (1.6%)
  1,348,073     Cisco Systems, Inc.                                                          33,931
     19,934     F5 Networks, Inc. *                                                           2,367
     28,038     Harris Corp.                                                                  1,862
    105,865     Juniper Networks, Inc.                                                        2,345
     57,827     Motorola Solutions, Inc.                                                      3,659
    443,308     QUALCOMM, Inc.                                                               33,146
                                                                                       ------------
                                                                                             77,310
                                                                                       ------------
                DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
     14,936     Alliance Data Systems Corp. *                                                 3,708
    127,496     Automatic Data Processing, Inc.                                              10,592
     38,260     Computer Sciences Corp.                                                       2,340
     75,850     Fidelity National Information Services, Inc.                                  4,270
     65,934     Fiserv, Inc. *                                                                4,262
    260,152     MasterCard, Inc. ''A''                                                       19,230
     85,487     Paychex, Inc.                                                                 3,778
     43,648     Total System Services, Inc.                                                   1,351
    130,157     Visa, Inc. ''A''                                                             27,772
    144,063     Western Union Co.                                                             2,311
    288,865     Xerox Corp.                                                                   3,822
                                                                                       ------------
                                                                                             83,436
                                                                                       ------------
                ELECTRONIC COMPONENTS (0.2%)
     41,645     Amphenol Corp. ''A''                                                          4,159
    339,525     Corning, Inc.                                                                 6,566
                                                                                       ------------
                                                                                             10,725
                                                                                       ------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     37,080     FLIR Systems, Inc.                                                            1,162
                                                                                       ------------
                ELECTRONIC MANUFACTURING SERVICES (0.2%)
     55,678     Jabil Circuit, Inc.                                                           1,123
    108,152     TE Connectivity Ltd.                                                          5,980
                                                                                       ------------
                                                                                              7,103
                                                                                       ------------
                HOME ENTERTAINMENT SOFTWARE (0.1%)
     83,168     Electronic Arts, Inc. *                                                       2,961
                                                                                       ------------
                INTERNET SOFTWARE & SERVICES (3.3%)
     46,765     Akamai Technologies, Inc. *                                                   2,797
    298,718     eBay, Inc. *                                                                 16,916
    515,934     Facebook, Inc. ''A'' *                                                       40,779
     75,171     Google Inc. ''C'' *                                                          43,401
     75,167     Google, Inc. ''A'' *                                                         44,229
     29,739     VeriSign, Inc. *                                                              1,639
    243,940     Yahoo!, Inc. *                                                                9,941
                                                                                       ------------
                                                                                            159,702
                                                                                       ------------
                IT CONSULTING & OTHER SERVICES (1.4%)
    167,687     Accenture plc ''A''                                                          13,636
    160,913     Cognizant Technology Solutions Corp. ''A'' *                                  7,204
    245,377     International Business Machines Corp.                                        46,580
     41,908     Teradata Corp. *                                                              1,757
                                                                                       ------------
                                                                                             69,177
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
                SEMICONDUCTOR EQUIPMENT (0.3%)
    321,947     Applied Materials, Inc.                                                $      6,957
     43,852     KLA-Tencor Corp.                                                              3,455
     42,541     Lam Research Corp.                                                            3,178
                                                                                       ------------
                                                                                             13,590
                                                                                       ------------
                SEMICONDUCTORS (2.1%)
     82,478     Altera Corp.                                                                  2,951
     83,160     Analog Devices, Inc.                                                          4,116
     66,585     Avago Technologies Ltd.                                                       5,793
    142,116     Broadcom Corp. ''A''                                                          5,744
     20,837     First Solar, Inc. *                                                           1,371
  1,309,755     Intel Corp.                                                                  45,606
     62,067     Linear Technology Corp.                                                       2,755
     53,341     Microchip Technology, Inc.                                                    2,519
    283,068     Micron Technology, Inc. *                                                     9,698
    135,607     NVIDIA Corp.                                                                  2,502
    281,565     Texas Instruments, Inc.                                                      13,428
     71,562     Xilinx, Inc.                                                                  3,031
                                                                                       ------------
                                                                                             99,514
                                                                                       ------------
                SYSTEMS SOFTWARE (3.0%)
     84,980     CA, Inc.                                                                      2,374
  2,179,996     Microsoft Corp. (f)                                                         101,065
    860,205     Oracle Corp.                                                                 32,929
     49,896     Red Hat, Inc. *                                                               2,802
    183,684     Symantec Corp.                                                                4,318
                                                                                       ------------
                                                                                            143,488
                                                                                       ------------
                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.5%)
  1,584,207     Apple, Inc. (f)                                                             159,609
    536,074     EMC Corp.                                                                    15,685
    494,846     Hewlett-Packard Co.                                                          17,552
     83,709     NetApp, Inc.                                                                  3,596
     59,856     SanDisk Corp.                                                                 5,863
     86,535     Seagate Technology plc                                                        4,956
     58,083     Western Digital Corp.                                                         5,653
                                                                                       ------------
                                                                                            212,914
                                                                                       ------------
                Total Information Technology                                                911,505
                                                                                       ------------
                MATERIALS (3.4%)
                ----------------
                ALUMINUM (0.1%)
    311,725     Alcoa, Inc.                                                                   5,016
                                                                                       ------------
                COMMODITY CHEMICALS (0.2%)
    112,471     LyondellBasell Industrues N.V.                                               12,221
                                                                                       ------------
                CONSTRUCTION MATERIALS (0.1%)
     16,069     Martin Marietta Materials, Inc.                                               2,072
     34,343     Vulcan Materials Co.                                                          2,068
                                                                                       ------------
                                                                                              4,140
                                                                                       ------------
                DIVERSIFIED CHEMICALS (0.8%)
    296,839     Dow Chemical Co.                                                             15,566
    242,884     E.I. du Pont de Nemours & Co.                                                17,430
     39,548     Eastman Chemical Co.                                                          3,199
     35,598     FMC Corp.                                                                     2,036
                                                                                       ------------
                                                                                             38,231
                                                                                       ------------
                DIVERSIFIED METALS & MINING (0.2%)
    274,781     Freeport-McMoRan Copper & Gold, Inc.                                          8,972
                                                                                       ------------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     13,111     CF Industries Holdings, Inc.                                                  3,661
    138,623     Monsanto Co.                                                                 15,596
     85,577     Mosaic Co.                                                                    3,801
                                                                                       ------------
                                                                                             23,058
                                                                                       ------------
                GOLD (0.1%)
    131,683     Newmont Mining Corp.                                                          3,035
                                                                                       ------------
                INDUSTRIAL GASES (0.4%)
     50,676     Air Products & Chemicals, Inc.                                                6,597
     17,570     Airgas, Inc.                                                                  1,944
     77,460     Praxair, Inc.                                                                 9,992
                                                                                       ------------
                                                                                             18,533
                                                                                       ------------
                METAL & GLASS CONTAINERS (0.1%)
     37,058     Ball Corp.                                                                    2,345
     42,941     Owens-Illinois, Inc. *                                                        1,118
                                                                                       ------------
                                                                                              3,463
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
                PAPER PACKAGING (0.1%)
     25,193     Avery Dennison Corp.                                                   $      1,125
     26,763     Bemis Co., Inc.                                                               1,017
     44,396     MeadWestvaco Corp.                                                            1,818
     55,982     Sealed Air Corp.                                                              1,953
                                                                                       ------------
                                                                                              5,913
                                                                                       ------------
                PAPER PRODUCTS (0.1%)
    111,480     International Paper Co.                                                       5,322
                                                                                       ------------
                SPECIALTY CHEMICALS (0.6%)
     71,279     Ecolab, Inc.                                                                  8,185
     21,400     International Flavors & Fragrances, Inc.                                      2,052
     36,679     PPG Industries, Inc.                                                          7,216
     21,735     Sherwin-Williams Co.                                                          4,760
     31,433     Sigma-Aldrich Corp.                                                           4,275
                                                                                       ------------
                                                                                             26,488
                                                                                       ------------
                STEEL (0.1%)
     28,423     Allegheny Technologies, Inc.                                                  1,055
     83,741     Nucor Corp.                                                                   4,545
                                                                                              5,600
                                                                                       ------------
                Total Materials                                                             159,992
                                                                                       ------------
                TELECOMMUNICATION SERVICES (2.4%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
  1,372,383     AT&T, Inc. (f)                                                               48,363
    152,150     CenturyLink, Inc.                                                             6,221
    263,291     Frontier Communications Corp.                                                 1,714
  1,098,157     Verizon Communications, Inc.                                                 54,897
    158,620     Windstream Holdings, Inc.                                                     1,710
                                                                                       ------------
                Total Telecommunication Services                                            112,905
                                                                                       ------------
                UTILITIES (2.9%)
                ----------------
                ELECTRIC UTILITIES (1.4%)
    129,247     American Electric Power Co., Inc.                                             6,748
     85,933     Edison International                                                          4,805
     47,592     Entergy Corp.                                                                 3,680
    227,084     Exelon Corp.                                                                  7,741
    111,551     FirstEnergy Corp.                                                             3,745
    115,359     NextEra Energy, Inc.                                                         10,830
     83,085     Northeast Utilities                                                           3,681
     66,576     Pepco Holdings, Inc.                                                          1,781
     29,076     Pinnacle West Capital Corp.                                                   1,589
    175,700     PPL Corp.                                                                     5,770
    239,077     Southern Co.                                                                 10,436
    133,252     Xcel Energy, Inc.                                                             4,051
                                                                                       ------------
                                                                                             64,857
                                                                                       ------------
                GAS UTILITIES (0.0%)
     31,625     AGL Resources, Inc.                                                           1,623
                                                                                       ------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    173,849     AES Corp.                                                                     2,465
     89,228     NRG Energy, Inc.                                                              2,720
                                                                                       ------------
                                                                                              5,185
                                                                                       ------------
                MULTI-UTILITIES (1.4%)
     64,055     Ameren Corp.                                                                  2,455
    113,206     CenterPoint Energy, Inc.                                                      2,770
     70,537     CMS Energy Corp.                                                              2,092
     77,941     Consolidated Edison, Inc.                                                     4,416
    153,915     Dominion Resources, Inc.                                                     10,634
     46,579     DTE Energy Co.                                                                3,544
    187,037     Duke Energy Corp.                                                            13,985
     20,957     Integrys Energy Group, Inc.                                                   1,359
     83,707     NiSource, Inc.                                                                3,430
    126,250     PG&E Corp.                                                                    5,686
    133,256     Public Service Enterprise Group, Inc.                                         4,963
     37,356     SCANA Corp.                                                                   1,853
     61,802     Sempra Energy                                                                 6,513
     61,702     TECO Energy, Inc.                                                             1,072
     59,314     Wisconsin Energy Corp.                                                        2,551
                                                                                       ------------
                                                                                             67,323
                                                                                       ------------
                Total Utilities                                                             138,988
                                                                                       ------------
                Total Common Stocks (cost: $ 2,674,497)                                   4,634,985
                                                                                       ------------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
September 30, 2014

Number of Shares                                      Security                   Market Value (000)
----------------                                      --------                   ------------------
                MONEY MARKET INSTRUMENTS (2.9%)

                MONEY MARKET FUND (2.7%)
                ------------------------
  129,514,200   Northern Institutional Funds - Diversified Assets
                   Portfolio, 0.01% (a),(d)                                            $    129,514
                                                                                       ------------

PRINCIPAL
AMOUNT
(000)
---------------
                U.S. TREASURY BILLS (0.2%)
                --------------------------
  $     7,015   0.04%, 10/02/14(b),(e)                                                        7,015
                                                                                       ------------
                Total Money Market Instruments (cost: $136,529)                             136,529
                                                                                       ------------

                TOTAL INVESTMENTS (COST: $2,809,026)                                   $  4,771,514
                                                                                       ============

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2014 (UNAUDITED)
($ IN 000s)

                                                         VALUATION HIERARCHY
                                                         -------------------

                                         (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                       Quoted Prices           Other             Significant
                                        in Active           Significant         Unobservable
                                          Markets           Observable            Inputs
                                       for Identical          Inputs
                                          Assets                                                        Total
-----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $    4,634,985       $           -       $            -       $   4,634,985
Money Market Instruments:
  Money Market Fund                          129,514                   -                    -             129,514
  U.S. Treasury Bills                              -               7,015                    -               7,015
-----------------------------------------------------------------------------------------------------------------
Total                                 $    4,764,499       $           -       $            -       $   4,771,514
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Other financial instruments(1)                (1,437)                  -                    -              (1,437)
-----------------------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

14  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include U.S. Treasury Bills which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $2,135,990,000 and $173,502,000, respectively, resulting in net unrealized appreciation of $1,962,488,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,777,961,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2014

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $7,015,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2014, as shown in the following table:

                                                                            Value at        Unrealized
Type of Future            Expiration            Contracts   Position        September 30,   Depreciation
                                                                            2014
------------------------------------------------------------------------------------------------------------
E-mini S&P 500 Index      December 19, 2014        1,431     Long           $140,533,000    ($1,437,000)
Futures

* Non-income-producing security.

================================================================================

17  | USAA S&P 500 Index Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------